51 Madison Avenue

New York, New York 10010

August 31, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: IndexIQ Active ETF Trust (Registration Nos.: 333-183489 and 811-22739)

Dear Sir/Madam:

On behalf of IndexIQ Active ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for IQ Ultra Short Duration ETF, IQ MacKay ESG Core Plus Bond ETF, IQ MacKay ESG High Income ETF, IQ MacKay Multi-Sector Income ETF, IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF, IQ MacKay California Municipal Intermediate ETF, IQ Winslow Large Cap Growth ETF, and IQ Winslow Focused Large Cap Growth ETF, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 108 was filed electronically with the Securities and Exchange Commission on August 28, 2023.

Please do not hesitate to contact Matthew V. Curtin at (212) 576-7634 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin
Matthew V. Curtin
Secretary

cc:	Jack R. Benintende
Russell Shepherd
Barry Pershkow, Chapman and Cutler LLP